Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	Estimated Useful Life (In Years)	As of December 31,
		2020	2019
	(dollars in thousands)
Computers and equipment	3	$6,447	$5,470
Machinery and automobiles	5	551	129
Furniture and fixtures	7	643	544
Software	5	554	407
Leasehold improvements	7	236	119
		8,430	6,669
Less: Accumulated depreciation and amortization		(5,622)	(3,784)
		2,809	2,885

Capitalized software development costs	2	3,531	2,478
Less: Accumulated amortization		(2,245)	(1,339)
		1,287	1,139
Property and equipment, net		$4,095	$4,024